Wilmington Real Asset Fund
PORTFOLIO OF INVESTMENTS
July 31, 2026 (unaudited)

Description	Number of Shares	Value
REAL ESTATE RELATED SECURITIES − 53.2%
COMMON STOCKS − 6.8%
DIVERSIFIED − 0.1%
Centuria Capital Group	73,546	$75,433
DIVERSIFIED REAL ESTATE ACTIVITIES − 3.1%
Airport City Ltd.*	5,013	90,308
Allreal Holding AG	1,240	324,371
City Developments Ltd.	50,700	310,078
Daito Trust Construction Co. Ltd.	26,000	548,810
Daiwa House Industry Co. Ltd.	51,800	1,521,188
Dear Life Co. Ltd.	8,100	55,290
Great Eagle Holdings Ltd.	34,000	68,819
Heiwa Real Estate Co. Ltd.	6,800	100,173
JINUSHI Co. Ltd.	1,900	34,562
JSB Co. Ltd.	1,600	89,586
Kerry Properties Ltd.	50,500	126,003
Lendlease Corp. Ltd.	61,742	130,936
Mitsubishi Estate Co. Ltd.	103,400	2,510,261
Mitsui Fudosan Co. Ltd.	234,900	2,288,259
New World Development Co. Ltd.*	122,000	107,062
Nomura Real Estate Holdings, Inc.	44,500	255,718
Property & Building Corp. Ltd.	345	35,383
St. Joe Co. (The)	3,527	219,520
Starts Corp., Inc.	3,400	100,819
Sumitomo Realty & Development Co. Ltd.	79,600	1,784,181
Sun Frontier Fudousan Co. Ltd.	600	9,413
Sun Hung Kai Properties Ltd.	131,000	2,056,025
Tejon Ranch Co.*	4,023	68,109
Tokyo Tatemono Co. Ltd.	18,500	390,373
Tokyu Fudosan Holdings Corp.	53,600	445,493
UOL Group Ltd.	41,200	317,913
Wharf Holdings Ltd. (The)	83,000	207,802
YH Dimri Construction & Development Ltd.	773	91,180
TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$14,287,635
REAL ESTATE DEVELOPMENT − 0.6%
Africa Israel Residences Ltd.	903	64,039
Aura Investments Ltd.	13,183	68,858
Cham Swiss Properties AG	2,754	81,868
CK Asset Holdings Ltd.	169,000	1,029,383
DREAM Unlimited Corp., Class A	3,356	47,401
Forestar Group, Inc.*	2,103	59,200
Gemlife Communities Group	23,809	73,885
Goldcrest Co. Ltd.	1,500	30,433
Henderson Land Development Co. Ltd.	116,735	423,207
Howard Hughes Holdings, Inc.*	2,784	177,953
Kasumigaseki Capital Co. Ltd.	1,800	83,501
Katitas Co. Ltd.	4,200	88,989
Mirarth Holdings, Inc.	16,500	42,373
Nexity SA*	5,635	46,024
Sino Land Co. Ltd.	328,000	446,750
Description	Number of Shares	Value
Tosei Corp.	4,600	$52,193
TOTAL REAL ESTATE DEVELOPMENT		$2,816,057
REAL ESTATE OPERATING COMPANIES − 3.0%
Alony Hetz Properties & Investments Ltd.	14,688	152,536
Altra Fastigheter AB	13,690	112,084
Amot Investments Ltd.	18,530	112,590
Argo Properties NV*	2,361	97,865
Aroundtown SA	67,217	169,077
Art Group Holdings Ltd.*	125,000	43,596
Atrium Ljungberg AB, Class B	21,965	61,361
Azrieli Group Ltd.	3,243	428,114
Big Shopping Centers Ltd.	1,338	300,713
Blue Square Real Estate Ltd.	696	73,153
CA Immobilien Anlagen AG	3,408	95,238
Capitaland India Trust	86,834	71,742
Castellum AB	31,468	441,663
Catena AB	4,278	177,726
Cibus Real Estate AB publ	7,571	114,236
Corem Property Group AB, Class B	71,713	19,077
CPI Europe AG*	3,123	56,026
CTP NV	10,274	185,647
Deutsche Wohnen SE	3,475	74,215
Dios Fastigheter AB	11,065	76,475
Electra Real Estate Ltd.*	4,465	46,681
Entra ASA	6,908	77,191
Fabege AB	18,296	143,491
Fastighets AB Balder, Class B*	58,421	319,752
FRP Holdings, Inc.*	1,518	33,882
Gav-Yam Lands Corp. Ltd.	6,398	82,009
Grand City Properties SA	6,646	74,473
Hang Lung Group Ltd.	72,000	126,727
Hang Lung Properties Ltd.	148,000	137,544
Hiag Immobilien Holding AG	577	94,299
Hongkong Land Holdings Ltd.	86,600	702,217
Hufvudstaden AB, Class A	10,212	130,042
Hulic Co. Ltd.	55,100	605,811
Hysan Development Co. Ltd.	52,001	123,654
Ichigo, Inc.	23,500	60,814
International Workplace Group PLC	63,719	169,938
Intershop Holding AG	540	115,000
Israel Canada T.R Ltd.	17,609	89,952
Keihanshin Building Co. Ltd.	9,800	70,192
LEG Immobilien SE	6,207	372,659
Leopalace21 Corp.	20,500	86,730
Logistea AB, Class B	50,906	71,415
Lumo Kodit OYJ	15,717	142,779
Mega Or Holdings Ltd.	2,075	337,018
Melisron Ltd.	2,063	270,886
Mivne Real Estate KD Ltd.	45,379	200,247
Mobimo Holding AG	620	268,207
NP3 Fastigheter AB	2,963	82,386
Pandox AB	8,632	160,518
 July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Real Asset Fund (continued)
Description	Number of Shares	Value
Platzer Fastigheter Holding AB, Class B	7,498	$57,989
PPI Public Property Invest AB	384	780
PPI Public Property Invest AB	37,747	75,992
PSP Swiss Property AG	3,919	707,050
Sagax AB, Class B	18,596	326,888
Samhallsbyggnadsbolaget i Norden AB*	131,894	45,458
StorageVault Canada, Inc.	20,835	71,340
Summit Real Estate Holdings Ltd.	3,339	54,544
Swedish Logistic Property AB, Class B*	18,709	72,496
Swire Properties Ltd.	88,400	269,229
Swiss Prime Site AG	6,688	1,090,814
TAG Immobilien AG	15,993	255,558
TOC Co. Ltd.	5,500	31,692
VGP NV	1,272	123,942
Vonovia SE	72,076	1,748,611
Wallenstam AB, Class B	34,231	148,629
Wharf Real Estate Investment Co. Ltd.	140,000	473,478
Wihlborgs Fastigheter AB	23,134	188,153
TOTAL REAL ESTATE OPERATING COMPANIES		$13,802,291
TOTAL COMMON STOCKS (COST $26,627,108)		$30,981,416
EXCHANGE-TRADED FUNDS − 8.7%
REAL ESTATE − 8.7%
Schwab U.S. REIT ETF	1,046,400	25,406,592
Vanguard Global ex-U.S. Real Estate ETF	318,500	14,660,555
TOTAL REAL ESTATE		$40,067,147
TOTAL EXCHANGE-TRADED FUNDS (COST $32,942,426)		$40,067,147
INVESTMENT COMPANY − 3.6%
EQUITY FUNDS − 3.6%
Tortoise Energy Infrastructure Total Return Fund, Institutional Class	691,784	16,443,717
TOTAL INVESTMENT COMPANY (COST $8,087,030)		$16,443,717
REAL ESTATE INVESTMENT TRUSTS − 34.1%
DATA CENTER − 3.2%
DigiCo Infrastructure REIT	37,257	66,326
Digital Core REIT Management Pte Ltd.	140,100	68,661
Digital Realty Trust, Inc.	29,688	5,596,782
Equinix, Inc.	8,394	8,555,836
Keppel DC REIT	175,735	305,594
NTT DC REIT	85,600	78,708
TOTAL DATA CENTER		$14,671,907
DIVERSIFIED − 2.7%
Activia Properties, Inc.	173	154,951
AEW UK REIT PLC	21,753	31,379
AH Realty Trust, Inc.	7,345	51,121
American Assets Trust, Inc.	3,771	88,958
British Land Co. PLC (The)	89,245	533,652
Broadstone Net Lease, Inc.	15,784	337,935
CapitaLand Integrated Commercial Trust	525,592	1,020,036
Charter Hall Group	40,956	669,699
Charter Hall Long Wale REIT	61,120	163,413
Description	Number of Shares	Value
Covivio SA	4,433	$270,622
CTO Realty Growth, Inc.	3,170	69,645
Custodian Property Income REIT PLC	42,620	49,757
Daiwa House REIT Investment Corp.	379	293,442
Essential Properties Realty Trust, Inc.	17,912	560,466
Gladstone Commercial Corp.	5,362	67,025
Global Net Lease, Inc.	15,702	136,921
GPT Group (The)	162,216	584,283
Growthpoint Properties Australia Ltd.	26,398	41,339
H&R REIT	11,299	88,822
Hankyu Hanshin REIT, Inc.	67	60,640
Heiwa REIT, Inc.	85	71,630
Hulic REIT, Inc.	99	97,865
ICADE	2,678	59,741
KDX Realty Investment Corp.	343	335,232
Land Securities Group PLC	64,711	616,368
Mapletree Pan Asia Commercial Trust	180,823	187,522
Menivim- The New REIT Ltd.	115,216	71,501
Merlin Properties Socimi SA	36,625	636,547
Mirai Corp.	207	54,212
MIRARTH Real Estate Investment Corp.	100	51,865
Mirvac Group	333,311	418,030
Mori Trust REIT, Inc.	222	106,234
Nomura Real Estate Master Fund, Inc.	360	344,319
NTT UD REIT Investment Corp.	127	109,335
OUE REIT	318,600	88,140
Picton Property Income Ltd.	63,920	64,184
REIT 1 Ltd.	16,616	117,605
Schroder REIT Ltd.	45,679	27,632
Sekisui House REIT, Inc.	346	164,558
Sella Capital Real Estate Ltd.	19,590	56,488
Shaftesbury Capital PLC	165,887	322,906
Sirius Real Estate Ltd.	130,960	175,360
Star Asia Investment Corp.	211	70,869
Stockland	213,279	638,423
Stoneweg Europe Stapled Trust	48,300	88,606
Suntec REIT	186,000	214,612
Tokyu REIT, Inc.	79	94,053
Tosei REIT Investment Corp.	51	42,742
United Urban Investment Corp.	262	267,740
WP Carey, Inc.	18,728	1,378,381
Yuexiu REIT	440,000	37,602
TOTAL DIVERSIFIED		$12,284,408
HEALTH CARE − 5.8%
Aedifica SA	7,919	640,365
Alexandria Real Estate Equities, Inc.	13,394	689,121
American Healthcare REIT, Inc.	16,332	908,059
Care Property Invest NV	4,663	67,780
CareTrust REIT, Inc.	20,374	854,486
Chiron Real Estate, Inc.#	1,322	46,931
Community Healthcare Trust, Inc.	3,742	68,516
Diversified Healthcare Trust	19,260	171,414
Health Care & Medical Investment Corp.	33	21,802
Healthcare Realty Trust, Inc.	28,950	608,239
Healthpeak Properties, Inc.	58,238	1,271,336
LTC Properties, Inc.	4,209	169,370
Medical Properties Trust, Inc.#	39,017	180,649
July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)
Description	Number of Shares	Value
National Health Investors, Inc.	4,275	$327,679
Omega Healthcare Investors, Inc.	25,560	1,294,103
Parkway Life REIT	40,600	133,606
Primary Health Properties PLC	198,261	252,689
Sabra Health Care REIT, Inc.	22,052	466,841
Target Healthcare REIT PLC	77,461	118,506
Universal Health Realty Income Trust	1,459	63,350
Ventas, Inc.	41,326	3,864,394
Vital Healthcare Property Trust	65,163	72,418
Vital Infrastructure Property Trust	12,608	50,275
Welltower, Inc.	60,108	14,091,720
TOTAL HEALTH CARE		$26,433,649
HOTEL & RESORT − 1.0%
Apple Hospitality REIT, Inc.	18,766	309,827
CapitaLand Ascott Trust	215,449	151,997
CDL Hospitality Trusts	59,214	36,714
Chatham Lodging Trust	5,931	79,060
DiamondRock Hospitality Co.	18,163	240,478
Far East Hospitality Trust	94,900	42,551
Hoshino Resorts REIT, Inc.	53	81,082
Host Hotels & Resorts, Inc.	54,665	1,373,732
Invincible Investment Corp.	636	243,732
Japan Hotel REIT Investment Corp.	523	266,503
Park Hotels & Resorts, Inc.	17,955	270,402
Pebblebrook Hotel Trust	9,680	184,888
RLJ Lodging Trust	11,605	142,161
Ryman Hospitality Properties, Inc.	5,434	726,254
Service Properties Trust	11,804	94,786
Summit Hotel Properties, Inc.	11,188	76,974
Sunstone Hotel Investors, Inc.	16,333	192,239
Xenia Hotels & Resorts, Inc.	8,375	172,358
TOTAL HOTEL & RESORT		$4,685,738
INDUSTRIAL − 5.8%
AIMS APAC REIT	43,700	54,542
Americold Realty Trust, Inc.	24,032	338,611
CapitaLand Ascendas REIT	368,000	737,096
Centuria Industrial REIT	46,315	97,825
CRE Logistics REIT, Inc.	87	76,952
Dexus Industria REIT	26,271	45,483
Dream Industrial REIT	11,389	116,908
EastGroup Properties, Inc.	4,525	945,770
ESR-REIT	52,029	106,301
First Industrial Realty Trust, Inc.	11,165	735,104
Frasers Logistics & Commercial Trust	249,620	192,687
GLP J-REIT	400	363,501
Goodman Group	174,775	3,638,629
Goodman New Zealand Ltd. & Goodman Property Services NZ Ltd.	109,024	128,888
Granite REIT	2,635	180,842
Industrial & Infrastructure Fund Investment Corp.	217	192,005
Industrial Logistics Properties Trust	6,523	56,163
Innovative Industrial Properties, Inc.#	2,233	131,323
Japan Logistics Fund, Inc.	216	133,942
LaSalle Logiport REIT	149	142,532
Lineage, Inc.	4,533	192,063
Description	Number of Shares	Value
LondonMetric Property PLC	198,905	$525,827
LXP Industrial Trust	5,237	316,996
Mapletree Industrial Trust	188,170	283,160
Mapletree Logistics Trust	279,150	269,672
Mitsubishi Estate Logistics REIT Investment Corp.	126	98,411
Mitsui Fudosan Logistics Park, Inc.	275	186,271
Montea NV	1,804	141,387
Nippon Prologis REIT, Inc.	598	339,847
One Liberty Properties, Inc.	1,556	37,826
Prologis, Inc.	78,938	11,415,224
Rexford Industrial Realty, Inc.	18,620	703,277
Segro PLC	113,334	1,480,449
SOSiLA Logistics REIT, Inc.	76	51,894
STAG Industrial, Inc.	16,442	629,071
Terreno Realty Corp.	8,867	635,321
Tritax Big Box REIT PLC	210,539	484,054
Warehouses De Pauw	16,676	429,156
TOTAL INDUSTRIAL		$26,635,010
MULTI-FAMILY RESIDENTIAL − 2.5%
Advance Residence Investment Corp.	243	225,464
Altarea SCA	588	68,434
AvalonBay Communities, Inc.	11,940	2,216,183
Boardwalk REIT	2,080	98,299
BRT Apartments Corp.#	1,574	23,468
Camden Property Trust	8,439	935,126
Canadian Apartment Properties REIT	6,637	164,096
Centerspace	1,642	90,047
Centurion Accommodation REIT	82,000	72,189
Comforia Residential REIT, Inc.	180	115,368
Daiwa Securities Living Investments Corp.	199	121,298
Equity Residential	28,883	1,919,275
Essex Property Trust, Inc.	5,441	1,546,006
Grainger PLC	61,925	146,129
Home REIT PLC*	42,087	5,552
Independence Realty Trust, Inc.	19,234	319,861
Ingenia Communities Group	40,228	122,721
Irish Residential Properties REIT PLC	45,362	56,824
Killam Apartment REIT	4,993	66,212
Living REIT PLC	33,231	34,558
Mid-America Apartment Communities, Inc.	9,949	1,316,651
Mitsui Fudosan Accommodations Fund, Inc.	215	165,647
Morguard North American Residential REIT	1,808	20,958
NexPoint Residential Trust, Inc.	3,085	80,549
Samty Residential Investment Corp.	82	47,017
Starts Proceed Investment Corp.	27	31,281
UDR, Inc.	24,729	943,659
UNITE Group PLC (The)	43,790	318,098
Xior Student Housing NV	3,202	101,902
TOTAL MULTI-FAMILY RESIDENTIAL		$11,372,872
OFFICE − 1.7%
Allied Properties REIT	6,739	47,207
Brandywine Realty Trust	18,861	57,337
BXP, Inc.	12,754	894,311
Champion REIT	160,000	47,478
Colonial SFL Socimi SA	29,033	185,838
 July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Real Asset Fund (continued)
Description	Number of Shares	Value
COPT Defense Properties	9,418	$357,507
Cousins Properties, Inc.	14,371	453,405
Cromwell Property Group	262,936	79,616
Daiwa Office Investment Corp.	52	111,211
Derwent London PLC	9,601	272,458
Dexus	94,306	396,050
Douglas Emmett, Inc.	13,149	155,421
Easterly Government Properties, Inc.#	3,981	96,977
Empire State Realty Trust, Inc., Class A#	14,413	72,930
Gecina SA	4,380	379,453
Global One Real Estate Investment Corp.	95	66,748
Great Portland Estates PLC	34,798	164,263
Helical PLC	16,578	44,396
Highwoods Properties, Inc.	9,228	305,724
Hudson Pacific Properties, Inc.*	5,813	80,045
Ichigo Office REIT Investment Corp.	132	79,722
Japan Excellent, Inc.	109	98,548
Japan Prime Realty Investment Corp.	323	198,473
Japan Real Estate Investment Corp.	606	463,742
JBG SMITH Properties#	6,049	84,989
Keppel REIT	242,200	173,742
Kilroy Realty Corp.	8,731	338,937
Mori Hills REIT Investment Corp.	119	97,039
Nippon Building Fund, Inc.	740	624,195
NIPPON REIT Investment Corp.	156	82,047
NSI NV	1,776	34,071
One REIT, Inc.	90	44,739
Orix JREIT, Inc.	462	298,960
Piedmont Realty Trust, Inc, Class A*	10,974	106,338
Postal Realty Trust, Inc., Class A	2,000	46,080
Sankei Real Estate, Inc.	40	26,826
SL Green Realty Corp.	6,144	325,202
Vornado Realty Trust	13,775	542,597
Workspace Group PLC	12,028	57,013
TOTAL OFFICE		$7,991,635
OTHER SPECIALIZED − 2.1%
Arena REIT	35,122	78,451
Charter Hall Social Infrastructure REIT	35,768	64,699
EPR Properties	6,503	403,641
Farmland Partners, Inc.#	4,870	45,535
Four Corners Property Trust, Inc.	9,736	249,242
Gaming and Leisure Properties, Inc.	24,039	1,076,707
Gladstone Land Corp.#	5,064	41,069
Iron Mountain, Inc.	25,300	3,094,696
Lamar Advertising Co., Class A	7,374	1,179,545
Millrose Properties, Inc., Class A	13,493	377,534
Outfront Media, Inc.	13,151	419,122
Rural Funds Trust	46,919	71,603
Safehold, Inc.	4,022	65,076
VICI Properties, Inc.	92,753	2,444,042
TOTAL OTHER SPECIALIZED		$9,610,962
RETAIL − 6.4%
Acadia Realty Trust	10,917	245,305
AEON REIT Investment Corp.	135	103,192
Agree Realty Corp.	9,995	777,611
Alexander's, Inc.#	201	51,255
Description	Number of Shares	Value
Brixmor Property Group, Inc.	25,752	$811,445
BWP Property Group Ltd.	56,897	155,255
CapitaLand China Trust	120,900	62,225
Carmila SA	6,271	122,454
CBL & Associates Properties, Inc.	1,533	90,002
Charter Hall Retail REIT	46,012	130,052
Choice Properties REIT	13,868	157,887
Crombie REIT	4,825	60,130
CT REIT	6,101	81,123
Curbline Properties Corp.	8,150	249,716
Eurocommercial Properties NV	4,984	161,219
Federal Realty Investment Trust	6,611	820,359
First Capital REIT	8,769	143,434
Fortune REIT	131,000	80,673
Frasers Centrepoint Trust	125,223	221,521
FrontView REIT, Inc.	1,800	36,612
Fukuoka REIT Corp.	64	71,834
Getty Realty Corp.	4,465	152,435
Hamborner REIT AG	12,777	64,699
Hammerson PLC	43,552	225,383
HomeCo Daily Needs REIT	162,475	144,364
InvenTrust Properties Corp.	6,558	232,219
Japan Metropolitan Fund Invest	605	446,894
Kimco Realty Corp.	57,066	1,454,042
Kite Realty Group Trust	18,275	523,030
Klepierre SA	18,940	860,274
Lendlease Global Commercial REIT	193,725	89,080
Link REIT	223,500	1,114,034
Macerich Co. (The)	24,533	633,933
Mercialys SA	8,472	117,439
Mitsui Fudosan Retail Fund Investment Corp.	195	100,335
NETSTREIT Corp.#	8,065	172,994
NewRiver REIT PLC	44,669	49,477
NNN REIT, Inc.	15,932	757,089
Phillips Edison & Co., Inc.	10,352	439,856
Primaris REIT	4,411	72,088
Realty Income Corp.	79,053	5,049,115
Regency Centers Corp.	13,845	1,111,615
Region Group	98,776	165,139
Retail Estates NV	1,199	91,157
RioCan REIT	11,906	188,376
Sasseur REIT	61,100	32,853
Saul Centers, Inc.	1,263	43,030
Scentre Group	444,425	1,220,176
Simon Property Group, Inc.	27,559	6,321,208
SITE Centers Corp.	6,624	28,351
Slate Grocery REIT, Class U	2,915	36,306
SmartCentres REIT	7,835	165,156
Starhill Global REIT	158,600	68,651
Supermarket Income REIT PLC	108,974	126,574
Tanger, Inc.	10,042	408,308
Unibail-Rodamco-Westfield	10,360	1,262,246
Urban Edge Properties	10,642	241,148
Vicinity Ltd.	337,978	635,178
Waypoint REIT Ltd.	58,312	101,944
Wereldhave NV	2,996	66,210
TOTAL RETAIL		$29,645,710
July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)
Description	Number of Shares	Value
SELF-STORAGE − 1.9%
Big Yellow Group PLC	17,783	$212,904
CubeSmart	19,479	807,599
Extra Space Storage, Inc.	17,968	2,659,983
Public Storage	14,304	4,636,921
Safestore Holdings PLC	18,058	150,638
Shurgard Self Storage Ltd.	2,600	75,968
Smartstop Self Storage REIT, Inc.	5,817	195,102
Storage King Group	51,339	46,446
TOTAL SELF-STORAGE		$8,785,561
SINGLE-FAMILY RESIDENTIAL − 1.0%
American Homes 4 Rent, Class A	27,273	911,464
Equity LifeStyle Properties, Inc.	16,619	1,081,398
Invitation Homes, Inc.	47,726	1,418,417
Sun Communities, Inc.	9,741	1,202,819
UMH Properties, Inc.	7,767	117,359
TOTAL SINGLE-FAMILY RESIDENTIAL		$4,731,457
TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $126,547,635)		$156,848,909
TOTAL REAL ESTATE RELATED SECURITIES (COST $194,204,199)		$244,341,189
COMMODITY RELATED SECURITIES − 46.5%
EXCHANGE-TRADED FUNDS − 1.9%
COMMODITY − 1.9%
State Street SPDR S&P Global Natural Resources ETF#	119,300	8,634,934
TOTAL EXCHANGE-TRADED FUNDS (COST $5,102,945)		$8,634,934
INVESTMENT COMPANIES − 44.6%
COMMODITY − 44.6%
Vanguard Commodity Strategy Fund, Admiral Shares	2,714,287	83,192,881
DFA Commodity Strategy Portfolio, Institutional Class§	20,137,271	117,198,920
Parametric Commodity Strategy Fund, Institutional Class	616,776	4,903,371
TOTAL COMMODITY		$205,295,172
TOTAL INVESTMENT COMPANIES (COST $168,452,435)		$205,295,172
TOTAL COMMODITY RELATED SECURITIES (COST $173,555,380)		$213,930,106
SHORT-TERM INVESTMENTS − 0.2%
MONEY MARKET FUND − 0.2%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.56%^	953,458	953,458
TOTAL SHORT-TERM INVESTMENT (COST $953,459)		$953,458

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN − 0.3%
REPURCHASE AGREEMENTS − 0.3%
BNP Paribas SA, 3.64%, dated 7/31/26, due 8/03/26, repurchase price $275,731, collateralized by U.S. Treasury Securities, 0.00% to 6.63%, maturing 9/08/26 to 11/15/53; total market value of $281,160.	$275,647	$275,647
Citigroup Global Markets Ltd., 3.64%, dated 7/31/26, due 8/03/26, repurchase price $275,731, collateralized by a U.S. Treasury Security, 3.63%, maturing 2/15/44; total market value of $281,160.	275,647	275,647
Daiwa Capital Markets America, Inc., 3.64%, dated 7/31/26, due 8/03/26, repurchase price $275,731, collateralized by U.S. Treasury Securities, 0.13% to 4.38%, maturing 12/31/26 to 11/30/32; total market value of $281,160.	275,647	275,647
Deutsche Bank Securities, Inc., 3.64%, dated 7/31/26, due 8/03/26, repurchase price $275,731, collateralized by U.S. Treasury Securities, 3.38% to 4.00%, maturing 9/15/27 to 11/15/35; total market value of $281,160.	275,647	275,647
RBC Dominion Securities, Inc., 3.64%, dated 7/31/26, due 8/03/26, repurchase price $275,731, collateralized by U.S. Treasury Securities, 0.00% to 2.13%, maturing 11/17/26 to 2/15/49; total market value of $281,160.	275,647	275,647
TD Securities, Inc., 3.64%, dated 7/31/26, due 8/03/26, repurchase price $80,241, collateralized by U.S. Treasury Securities, 0.63% to 4.13%, maturing 1/31/28 to 6/30/31; total market value of $81,821.	80,217	80,217
TOTAL REPURCHASE AGREEMENTS (COST $1,458,452)		$1,458,452
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,458,452)		$1,458,452
TOTAL INVESTMENTS – 100.2% (Cost $370,171,490)		$460,683,205
COLLATERAL FOR SECURITIES ON LOAN − (0.3%)		(1,458,452)
OTHER ASSETS LESS LIABILITIES − 0.1%		359,967
TOTAL NET ASSETS − 100.0%		$459,584,720
 July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Real Asset Fund (concluded)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Real Estate Related Securities
Common Stocks
Diversified	$—	$75,433	$—	$75,433
Diversified Real Estate Activities	287,629	14,000,006	—	14,287,635
Real Estate Development	284,554	2,531,503	—	2,816,057
Real Estate Operating Companies	181,994	13,620,297	—	13,802,291
Exchange-Traded Funds	40,067,147	—	—	40,067,147
Investment Company	16,443,717	—	—	16,443,717
Real Estate Investment Trusts
Data Center	14,152,618	519,289	—	14,671,907
Diversified	2,779,274	9,505,134	—	12,284,408
Health Care	25,126,483	1,307,166	—	26,433,649
Hotel & Resort	3,863,159	822,579	—	4,685,738
Industrial	16,434,499	10,200,511	—	26,635,010
Multi-Family Residential	9,740,390	1,632,482	—	11,372,872
Office	3,965,007	4,026,628	—	7,991,635
Other Specialized	9,396,209	214,753	—	9,610,962
Retail	21,555,178	8,090,532	—	29,645,710
Self-Storage	8,299,605	485,956	—	8,785,561
Single-Family Residential	4,731,457	—	—	4,731,457
Commodity Related Securities
Exchange-Traded Funds	8,634,934	—	—	8,634,934
Investment Companies	205,295,172	—	—	205,295,172
Money Market Fund	953,458	—	—	953,458
Repurchase Agreements	—	1,458,452	—	1,458,452
Total Investments in Securities	$392,192,484	$68,490,721	$—	$460,683,205
The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent semi-annual or annual financial statements.

*	Non-income producing security.
#	Security, or a portion thereof, is on loan.
§	Affiliated company.
^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:
ETF	Exchange-Traded Fund
J-REIT	Japanese Real Estate Investment Trust
OYJ	Public Limited Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited Partnership With Share Capital
SPDR	Standard & Poor's Depositary Receipt
For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual financial statements.

July 31, 2026 (unaudited)